Capital risk management and fair value measurements - Financial instruments that are measured at fair value (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Capital risk management and fair value measurements
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0.0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0.0
Transfers into Level 3 of fair value hierarchy, assets	0.0
Transfers out of Level 3 of fair value hierarchy, assets	0.0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0.0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0.0
Transfers into Level 3 of fair value hierarchy, liabilities	0.0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0.0